NOTES PAYABLE, RELATED PARTY (Tables)	9 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
SCHEDULE OF NOTE PAYABLE RELATED PARTY

Notes payable, related party, consisted of the following:

	December 31, 2023	March 31, 2023
APB Loan	$-	$5,594,253
APB Revolving Note	-	1,530,569
Unamortized discount and deferred financing costs	-	(202,779)
	$-	$6,922,043